Received SEC
AUG 12 2015
Washington, DC 20549

Nasdaq

Lisa Roberts
Vice President
Listing Qualifications

CERTNAS
001-37540

By Electronic Mail

15008046

August 12, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 11, 2015 The Nasdaq Stock Market (the "Exchange") received from Gores Holdings, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock and one Warrant

Class A Common Stock, par value $0.0001 per share

Warrants, each exercisable for one-half of one share of Class A Common Stock at an exercise price of $5.75 per half share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Lisa Roberts